Jan. 28, 2025
Amplify Digital Payments ETF
AMPLIFY DIGITAL PAYMENTS ETF
INVESTMENT OBJECTIVE

The Amplify Digital Payments ETF (formerly, Amplify Mobile Payments ETF) seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Nasdaq CTA Global Digital Payments Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Digital Payments ETF Amplify Digital Payments ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Digital Payments ETF | Amplify Digital Payments ETF | USD ($)	77	240	417	930

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. In pursuing this strategy, the Fund invests at least 80% of its net assets in Mobile Payments Companies (as defined below).

The Index tracks the performance of common stocks (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies within one of the following groups (collectively, “Mobile Payments Companies”):

•      Card Networks: companies that provide services for controlling where cards (such as credit cards and debit cards) are accepted and to facilitate transactions between merchants and card issuers;

•      Infrastructure & Software: companies that provide hardware or software services for transacting payments across various channels, such as point-of-sale (a system where customers execute payment for products or services at a store), mobile, and online;

•      Processors: companies that handle front end and back-end transactions and processing from various channels, such as credit cards, debit cards, or point-of-sale payments. The front end platform handles the process of authorizing a transaction whereas the back-end platform settles the transaction, moving money from the customer’s account to the merchant bank; or

•      Solutions: companies that provide products and services for accepting payments by a variety of payment methods, such as credit and debit cards, mobile wallet, buy now, pay later, and autopay.

The identification and classification of Mobile Payments Companies is determined by the Consumer Technology Association (“CTA”), a standard and trade association representing the U.S. consumer technology industry. The CTA works to set technical standards for product specifications, processes or services to ensure compatibility across companies within the consumer technology industry.

Mobile Payment Companies are then screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $500 million for new component companies and $300 million for existing component companies. See “Additional Information about the Fund’s Strategies and Risks — The Index Methodology” for more information on the Index’s selection criteria.

The Index has a semi-annual review in March and September of each year at which times the Index is reconstituted and rebalanced by the Index Provider. Component changes are made effective after the close of trading on the second Friday of March and September.

The Index is owned, calculated, and maintained by Nasdaq, Inc. (the “Index Provider”), which is independent of the Index’s calculation agent, the Fund, Amplify Investments LLC (the “Adviser”), and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). The Index Provider may make adjustments to the constituents or their weights in the Index in between scheduled rebalances and reconstitutions of the Index as the Index Provider deems appropriate to ensure the integrity of the Index.

The Index constituents are weighted according to a modified free float market capitalization-weighted methodology. The weighting for each individual constituent is determined by dividing a constituent’s theme-adjusted free float market value (calculated by multiplying the market capitalization of a company by such company’s perceived involvement within the digital payments space as determined by the CTA) by the aggregate theme-adjusted free float market value of all Index constituents. Constituent weightings are “modified” in that each constituent weighting is capped at 6% of the Index, five constituents may exceed 4.5% and no single constituent weighting may be below 0.3%.

As of September 30, 2024, the Index had 38 constituents.

The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the financial services industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the ETFMG Prime Mobile Payments ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on July 15, 2015. On January 29, 2024, the Fund ceased tracking the Prime Mobile Payments Index and began investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Predecessor Fund, based on the current strategy, would have generated.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 31.11% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.20% (quarter ended June 30, 2022).

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - Amplify Digital Payments ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Digital Payments ETF	Return Before Taxes	25.81%		3.37%		9.57%		Jul. 15, 2015
Amplify Digital Payments ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	25.54%		3.32%		9.50%		Jul. 15, 2015
Amplify Digital Payments ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	15.40%		2.60%		7.84%		Jul. 15, 2015
ISE Mobile Payments™ Index/Prime Mobile Payments Index/Nasdaq CTA Global Digital Payments Gross Total Return Index	ISE Mobile Payments™ Index/Prime Mobile Payments Index/Nasdaq CTA Global Digital Payments Gross Total Return Index	27.60%	[1],[2]	4.11%	[1],[2]	10.29%	[1],[2]	Jul. 15, 2015	[1],[2]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		13.48%		Jul. 15, 2015
[1]	On January 29, 2024, the Fund ceased following the Prime Mobile Payments Index and began following the Nasdaq CTA Global Digital Payments Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.
[2]	The table reflects performance of the ISE Mobile Payments™ Index through August 1, 2017 and the Prime Mobile Payments Index thereafter.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.